Report of the directors financial review risk report	6 Months Ended
Jun. 30, 2026
Report Of The Directors Financial Review Risk Report [Abstract]
Report Of The Directors Financial Review Risk Report

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector
	Gross carrying/nominal amount[1]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%	%
Loans and advances to customers at amortised cost	923,849	85,657	24,004	336	1,033,846	(1,282)	(2,397)	(7,986)	(76)	(11,741)	0.1	2.8	33.3	22.6	1.1
– personal	455,230	22,871	3,911	—	482,012	(690)	(1,233)	(883)	—	(2,806)	0.2	5.4	22.6	—	0.6
– corporate and commercial	369,336	58,416	18,958	143	446,853	(529)	(1,127)	(6,317)	(76)	(8,049)	0.1	1.9	33.3	53.1	1.8
– non-bank financial institutions	99,283	4,370	1,135	193	104,981	(63)	(37)	(786)	—	(886)	0.1	0.8	69.3	—	0.8
Loans and advances to banks at amortised cost	110,258	280	1	—	110,539	(7)	(2)	(1)	—	(10)	—	0.7	100.0	—	—
Other financial assets measured at amortised cost	963,708	1,854	262	6	965,830	(93)	(19)	(45)	—	(157)	—	1.0	17.2	—	—
Loan and other credit-related commitments	757,187	20,282	944	4	778,417	(157)	(103)	(107)	—	(367)	—	0.5	11.3	—	—
– personal	278,508	2,023	89	—	280,620	(20)	(5)	—	—	(25)	—	0.2	—	—	—
– corporate and commercial	248,768	15,851	855	4	265,478	(125)	(94)	(107)	—	(326)	0.1	0.6	12.5	—	0.1
– financial	229,911	2,408	—	—	232,319	(12)	(4)	—	—	(16)	—	0.2	—	—	—
Financial guarantees	16,825	1,802	257	—	18,884	(10)	(12)	(66)	—	(88)	0.1	0.7	25.7	—	0.5
– personal	1,432	—	—	—	1,432	(1)	—	—	—	(1)	0.1	—	—	—	0.1
– corporate and commercial	10,536	1,522	255	—	12,313	(8)	(12)	(66)	—	(86)	0.1	0.8	25.9	—	0.7
– financial	4,857	280	2	—	5,139	(1)	—	—	—	(1)	—	—	—	—	—
At 30 Jun 2026	2,771,827	109,875	25,468	346	2,907,516	(1,549)	(2,533)	(8,205)	(76)	(12,363)	0.1	2.3	32.2	22.0	0.4

Loans and advances to customers at amortised cost	893,433	80,936	24,389	333	999,091	(1,201)	(2,318)	(7,097)	(76)	(10,692)	0.1	2.9	29.1	22.8	1.1
– personal	446,696	23,887	3,945	—	474,528	(667)	(1,235)	(895)	—	(2,797)	0.1	5.2	22.7	—	0.6
– corporate and commercial	349,763	54,636	19,966	140	424,505	(478)	(1,064)	(5,909)	(75)	(7,526)	0.1	1.9	29.6	53.6	1.8
– non-bank financial institutions	96,974	2,413	478	193	100,058	(56)	(19)	(293)	(1)	(369)	0.1	0.8	61.3	0.5	0.4
Loans and advances to banks at amortised cost	108,336	132	1	—	108,469	(4)	(2)	(1)	—	(7)	—	1.5	100.0	—	—
Other financial assets measured at amortised cost	888,491	1,651	184	—	890,326	(76)	(11)	(42)	—	(129)	—	0.7	22.8	—	—
Loan and other credit-related commitments	669,648	20,488	652	4	690,792	(149)	(97)	(69)	—	(315)	—	0.5	10.6	—	—
– personal	270,494	1,945	92	—	272,531	(22)	(5)	—	—	(27)	—	0.3	—	—	—
– corporate and commercial	255,740	14,649	560	4	270,953	(115)	(88)	(69)	—	(272)	—	0.6	12.3	—	0.1
– financial	143,414	3,894	—	—	147,308	(12)	(4)	—	—	(16)	—	0.1	—	—	—
Financial guarantees	15,913	1,371	192	—	17,476	(8)	(17)	(26)	—	(51)	0.1	1.2	13.5	—	0.3
– personal	1,446	—	—	—	1,446	(1)	—	—	—	(1)	0.1	—	—	—	0.1
– corporate and commercial	10,071	1,287	190	—	11,548	(6)	(17)	(26)	—	(49)	0.1	1.3	13.7	—	0.4
– financial	4,396	84	2	—	4,482	(1)	—	—	—	(1)	—	—	—	—	—
At 31 Dec 2025	2,575,821	104,578	25,418	337	2,706,154	(1,438)	(2,445)	(7,235)	(76)	(11,194)	0.1	2.3	28.5	22.6	0.4
1Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
2Purchased or originated credit-impaired (‘POCI‘).
Unless identified at an earlier stage, all financial assets are deemed to have suffered a significant increase in credit risk when they are 30 days past due (‘DPD’) and are transferred from stage 1 to stage 2. The following disclosure presents the ageing of stage 2 financial assets by those less than
30 and greater than 30 DPD and therefore presents those financial assets classified as stage 2 due to ageing (30 DPD) and those identified at an earlier stage (less than 30 DPD).

Stage 2 days past due analysis
	Gross carrying amount				Allowance for ECL				ECL coverage %
	Stage 2	Up-to- date	1 to 29 DPD[1]	30 and > DPD[1]	Stage 2	Up-to- date	1 to 29 DPD[1]	30 and > DPD[1]	Stage 2	Up-to- date	1 to 29 DPD	30 and > DPD
At 30 Jun 2026	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%
Loans and advances to customers at amortised cost	85,657	82,087	2,225	1,345	(2,397)	(1,922)	(224)	(251)	2.8	2.3	10.1	18.7
– personal	22,871	20,547	1,504	820	(1,233)	(815)	(188)	(230)	5.4	4.0	12.5	28.0
– corporate and commercial	58,416	57,490	546	380	(1,127)	(1,070)	(36)	(21)	1.9	1.9	6.6	5.5
– non-bank financial institutions	4,370	4,050	175	145	(37)	(37)	—	—	0.8	0.9	—	—
Loans and advances to banks at amortised cost	280	280	—	—	(2)	(2)	—	—	0.7	0.7	—	—
Other financial assets measured at amortised cost	1,854	1,772	59	23	(19)	(16)	(2)	(1)	1.0	0.9	3.4	2.6

At 31 Dec 2025
Loans and advances to customers at amortised cost	80,936	77,615	1,894	1,427	(2,318)	(1,837)	(211)	(270)	2.9	2.4	11.1	18.9
– personal	23,887	21,481	1,483	923	(1,235)	(797)	(188)	(250)	5.2	3.7	12.7	27.1
– corporate and commercial	54,636	53,898	400	338	(1,064)	(1,024)	(23)	(17)	1.9	1.9	5.8	5.0
– non-bank financial institutions	2,413	2,236	11	166	(19)	(16)	—	(3)	0.8	0.7	—	1.8
Loans and advances to banks at amortised cost	132	132	—	—	(2)	(2)	—	—	1.5	1.5	—	—
Other financial assets measured at amortised cost	1,651	1,611	21	19	(11)	(10)	—	(1)	0.7	0.6	—	5.3
1The DPD amounts are presented on a contractual basis.
Measurement uncertainty and sensitivity analysis of ECL estimates
The recognition and measurement of ECL involves the use of
significant judgement and estimation. We form multiple scenarios based on economic forecasts and distributional estimates and apply these to credit risk models to estimate future credit losses. The results are then probability-weighted to determine an unbiased ECL estimate.
Management assessed the current economic environment, reviewed the latest economic forecasts and discussed key risks before selecting the economic scenarios and their weightings.
Management judgemental adjustments are used where modelled
allowance for ECL does not fully reflect the identified risks and related uncertainty, or to capture significant late-breaking eventsMethodology
At 30 June 2026, four scenarios were used to capture the latest economic expectations and to articulate management’s view of the range of risks and potential outcomes. Scenarios are updated with the latest economic forecasts and distributional estimates in each quarter.
We derive three scenarios, the consensus Upside, Central and
Downside, from external consensus forecasts, market data and distributional estimates that cover the entire range of economic outcomes. These estimates are used as conditioning assumptions in a modelled expansion of other variables to ensure scenarios are economically coherent and internally consistent. The fourth scenario, the Downside 2, represents management’s view of severe downside risks.
The consensus Central scenario is deemed the ‘most likely’ scenario and will, in most circumstances, attract the largest probability weighting. The consensus Upside and Downside scenarios represent short-term cyclical deviations from the Central scenario, where variable paths eventually converge back to long-term trend expectations. They are calibrated to a 10% probability.
The Downside 2 explores a more extreme economic outcome than captured by the consensus scenarios. In this scenario, variables do not, by design, revert to long-term trend expectations and may instead explore alternative outcomes. It is calibrated to a 5% probability.
In most circumstances, the alignment of weightings with the calibrated probability of scenarios is deemed appropriate for the unbiased estimation of ECL. However, management may depart from this
probability-based scenario weighting approach when the economic outlook and forecasts are determined to be particularly uncertain and risks are elevated.
In the first quarter of 2026, the start of the conflict in the Middle East prompted the addition of a fifth scenario to supplement the standard four. The Downside 1 scenario was a regional conflict scenario that incorporated a sharp increase in oil prices, leading to higher inflation and a tightening of global financial conditions. Growth in the scenario was weaker than in the Central scenario in our major markets, with the
Middle East particularly adversely affected.
The Downside 1 scenario was introduced because the Central scenario was based on forecasts produced before the conflict began, and because the outer scenarios for most markets were calibrated as demand shocks linked to higher US tariff rates, and therefore did not capture a supply-side energy shock.
During the second quarter of 2026 the Downside 1 scenario was demised as the standard scenarios were assessed to adequately reflect the expected implications and risks from the conflict.
The Central scenario was judged to have been updated to incorporate the anticipated effects of the conflict, while the outer scenarios were adjusted to reflect supply-side shocks, driven by higher energy prices from protracted conflict in the Middle East. In the standard downside scenarios, inflation and interest rates increase relative to the Central scenario.
Scenario weights were also adjusted during the quarter to reflect an assessment that risks around the Central scenario were more
adversely skewed. The Central scenario weighting was left unchanged, but the weighting on the consensus Upside scenario was reduced to reflect the conflict’s likely lasting impact on confidence. The weighting applied to the consensus Downside scenario was increased, given the higher risk of a longer and more damaging conflict than implied by the distribution.
Description of economic scenarios
The economic assumptions presented in this section are formed by
HSBC with reference to external forecasts and estimates for the purpose of calculating ECL.
Forecasts may change and remain subject to uncertainty. Outer scenarios are designed to capture potential crystallisation of key economic and financial risks and alternative paths for economic variables.
The scenarios used to calculate ECL are described below.
The consensus Central scenario
HSBC’s Central scenario reflects the impact of the energy price shock resulting from the conflict in the Middle East. Relative to the fourth quarter of 2025, forecast growth is weaker and inflation is higher.
Policy interest rates are higher across most major markets in 2026–27, reflecting expected central bank tightening in response to higher oil prices and inflation.
The notable exceptions are the Chinese mainland, Hong Kong and the
US, where annual growth forecasts have improved relative to the fourth quarter of 2025, supported by stronger-than-expected recent activity. The improvements to annual forecasts partly reflect base effects rather than a material strengthening of underlying quarter-on-
quarter momentum.
The largest revision is to Hong Kong GDP, reflecting an improvement in first quarter growth driven by a build-up of trade-related inventories.
Activity has also been supported by stronger financial sector performance and a revival in residential real estate transactions.
Global GDP is expected to grow by 2.6% in 2026 in the Central scenario and the average rate of global GDP growth is forecast to be
2.7% over the entire forecast period.
The key features of our Central scenario include:
–Growth is forecast to remain positive across our major markets, but to slow over the remainder of 2026, due to the impact of conflict in the Middle East on confidence and activity. The exception is the
UAE where the economy is assumed to be in recession.
–The price of Brent crude oil is projected to peak in the second quarter of 2026 and is lower over the remainder of the year as the oil market rebalances. The price is forecast to average $91/bbl during 2026 and $80/bbl in 2027.
–Higher energy prices are expected to lift inflation across our major markets, although second-order impacts to wages and service
inflation are assumed to be limited. In most markets, inflation is expected to ease back towards central bank targets in 2027.
–Major central banks are forecast to tighten policy during 2026 to keep inflation expectations anchored. Policy easing is then forecast in 2027, as the energy supply shock unwinds.
–In most markets, unemployment is forecast to rise moderately, consistent with weaker economic growth and subdued business
confidence that constrains hiring.
–House prices in the Chinese mainland are expected to continue to fall. In Hong Kong, house prices are forecast to improve further as buyer interest recovers. In the UK and US, house price growth is projected to remain positive but subdued.
The Central scenario was created from consensus forecasts available at the end of May, and reviewed continually until the end of June 2026.
The following table describes key macroeconomic variables in the consensus Central scenario.

Consensus Central scenario
	3Q26-2Q31 (as at 2Q26)							2026–2030 (as at 4Q25)
	UK	US	Hong Kong	Chinese mainland	France	UAE	Mexico	UK	US	Hong Kong	Chinese mainland	France	UAE	Mexico
GDP (annual average growth rate, %)
2026	0.8	2.1	3.9	4.7	0.7	(0.7)	1.2	1.1	1.9	2.3	4.4	0.9	4.7	1.3
2027	1.2	2.0	2.6	4.4	0.9	7.2	1.8	1.4	2.0	2.3	4.2	1.2	4.1	2.0
2028	1.5	2.1	2.3	4.2	1.2	3.9	2.0	1.5	2.1	2.3	4.0	1.3	3.8	2.2
2029	1.5	2.1	2.2	4.1	1.2	3.7	2.1	1.5	2.1	2.4	3.8	1.3	3.5	2.2
2030	1.5	2.1	2.2	4.0	1.2	3.4	2.2	1.5	2.0	2.4	3.8	1.3	3.5	2.2
5-year average[1]	1.4	2.0	2.4	4.2	1.1	4.0	2.0	1.4	2.0	2.3	4.0	1.2	3.9	2.0
Unemployment rate (%)
2026	5.3	4.4	3.6	5.2	7.9	2.5	2.8	4.9	4.4	3.6	5.2	7.6	2.5	3.2
2027	5.2	4.4	3.4	5.1	7.8	2.2	3.0	4.7	4.3	3.4	5.2	7.6	2.4	3.2
2028	5.0	4.2	3.1	5.1	7.6	2.1	3.0	4.7	4.1	3.1	5.1	7.5	2.4	3.2
2029	4.8	4.2	3.0	5.0	7.5	2.1	3.0	4.7	4.1	3.0	5.0	7.4	2.4	3.1
2030	4.6	4.1	2.9	5.0	7.4	2.0	3.0	4.7	4.1	3.0	5.0	7.4	2.4	3.1
5-year average[1]	4.9	4.2	3.2	5.1	7.6	2.1	3.0	4.7	4.2	3.2	5.1	7.5	2.4	3.2
House prices (annual average growth rate, %)
2026	1.7	1.7	8.1	(5.1)	1.7	2.4	6.6	1.2	1.1	0.5	(1.6)	4.3	5.8	4.8
2027	1.6	1.7	4.2	0.1	4.4	0.4	4.3	2.8	1.9	1.5	2.1	5.0	3.2	4.5
2028	1.8	2.5	4.1	2.5	4.0	2.3	4.5	3.3	2.7	2.5	3.5	4.1	2.3	4.4
2029	2.4	2.8	3.7	3.1	3.1	2.0	4.3	2.7	3.2	2.1	3.4	3.1	2.0	4.3
2030	2.5	3.0	3.3	2.4	2.4	2.1	4.3	2.4	3.2	2.1	2.3	2.2	2.1	4.2
5-year average[1]	2.1	2.5	4.2	1.4	3.3	1.4	4.4	2.5	2.4	1.8	1.9	3.7	3.1	4.4
Inflation (annual average growth rate, %)
2026	3.2	3.4	1.9	1.0	2.0	2.9	4.0	2.5	2.9	1.8	0.7	1.4	2.0	3.7
2027	2.5	2.4	1.8	1.1	1.6	1.8	3.7	2.1	2.3	1.9	1.2	1.7	1.9	3.6
2028	2.0	2.2	2.0	1.4	1.7	1.9	3.5	2.1	2.2	2.0	1.4	2.1	1.9	3.5
2029	2.1	2.2	2.1	1.5	2.0	1.9	3.4	2.0	2.2	2.2	1.5	2.1	2.0	3.4
2030	2.0	2.2	2.2	1.6	1.9	1.8	3.5	2.0	2.2	2.2	1.5	1.9	2.0	3.4
5-year average[1]	2.3	2.4	2.0	1.4	1.9	1.9	3.6	2.2	2.4	2.0	1.3	1.9	1.9	3.5
Central bank policy rate (annual average, %)[2]
2026	3.9	3.7	4.1	3.0	2.3	3.7	6.8	3.5	3.4	3.8	3.0	1.9	3.5	7.0
2027	4.3	3.9	4.3	3.1	2.7	4.0	7.6	3.4	3.1	3.5	3.0	2.0	3.1	7.2
2028	4.1	3.9	4.3	3.1	2.6	3.9	8.3	3.5	3.2	3.6	3.1	2.1	3.3	7.5
2029	4.1	3.9	4.2	3.2	2.7	3.9	8.6	3.7	3.4	3.8	3.1	2.3	3.4	7.7
2030	4.2	3.9	4.3	3.3	2.8	4.0	8.7	3.8	3.6	3.9	3.2	2.5	3.6	7.9
5-year average[1]	4.2	3.9	4.3	3.2	2.7	3.9	8.2	3.6	3.3	3.7	3.1	2.2	3.4	7.5
1The five-year average is calculated over the 20 quarter projection. For the 2Q26 scenario this is from 3Q26 to 2Q31. For the 4Q25 scenario it is from 1Q26 to 4Q30.
2For the Chinese mainland, rate shown is the Loan Prime Rate.
The consensus Upside scenario
Compared with the Central scenario, the consensus Upside scenario features stronger economic activity in the near term, before converging to long-run trend expectations. It incorporates lower unemployment and higher asset prices than in the Central scenario.
The scenario is consistent with a number of key upside risk themes.
These include a de-escalation in geopolitical tensions, a partial rollback of tariff measures, and an improvement in the US-China relationship.
The following table describes key macroeconomic variables in the consensus Upside scenario.

Consensus Upside scenario (3Q26–2Q31)
	UK		US		Hong Kong		Chinese mainland		France		UAE		Mexico
GDP level (%, start-to-peak)[1]	11.4	(2Q31)	15.3	(2Q31)	19.3	(2Q31)	29.6	(2Q31)	8.1	(2Q31)	40.4	(2Q31)	16.6	(2Q31)
Unemployment rate (%, min)[2]	3.5	(2Q28)	3.6	(2Q28)	2.8	(2Q28)	4.7	(2Q28)	6.9	(2Q28)	1.8	(2Q28)	2.5	(1Q27)
House price index (%, start-to-peak)[1]	17.5	(2Q31)	23.3	(2Q31)	30.4	(2Q31)	12.5	(2Q31)	19.5	(2Q31)	18.3	(2Q31)	29.3	(2Q31)
Inflation rate (YoY % change, min)[3]	1.9	(4Q27)	1.0	(2Q27)	0.4	(2Q27)	0.0	(2Q27)	0.6	(2Q27)	1.4	(1Q27)	2.4	(2Q27)
Central bank policy rate (%, min)[3]	3.8	(3Q26)	3.6	(3Q26)	3.9	(3Q26)	2.9	(1Q27)	2.3	(3Q26)	3.6	(3Q26)	5.7	(4Q26)

Consensus Upside scenario 2026–2030 (as at 4Q25)
	UK		US		Hong Kong		Chinese mainland		France		UAE		Mexico
GDP level (%, start-to-peak)[1]	11.0	(4Q30)	15.2	(4Q30)	20.7	(4Q30)	28.6	(4Q30)	8.5	(4Q30)	29.0	(4Q30)	16.9	(4Q30)
Unemployment rate (%, min)[2]	3.2	(4Q27)	3.5	(4Q27)	2.8	(2Q28)	4.7	(4Q27)	6.6	(4Q27)	2.0	(4Q27)	2.8	(3Q26)
House price index (%, start-to-peak)[1]	20.0	(4Q30)	23.2	(4Q30)	19.4	(4Q30)	14.9	(4Q30)	22.6	(4Q30)	22.2	(4Q30)	29.5	(4Q30)
Inflation rate (YoY % change, max)[3]	3.5	(1Q26)	3.6	(3Q26)	2.9	(2Q26)	1.5	(4Q30)	2.4	(4Q27)	3.1	(2Q26)	4.2	(1Q26)
Central bank policy rate (%, max)[3]	3.9	(1Q26)	3.9	(1Q26)	4.2	(1Q26)	3.4	(1Q27)	2.5	(4Q30)	3.9	(1Q26)	8.1	(4Q30)
1Cumulative change to the highest level of the series during the 20-quarter projection.
2Lowest projected unemployment rate in the scenario.
3Lowest/highest projected policy rate and year-on-year percentage change in inflation in the scenario. For the Chinese mainland, the policy rate shown is the Loan
Prime Rate.
Downside scenarios
Downside scenarios explore the intensification and crystallisation of a number of risk themes.
In the second quarter of 2026, these scenarios were designed as supply-side shocks, in which higher energy prices push inflation higher and weaken economic growth.
Key downside risks include:
–a prolonged conflict in the Middle East, damage to regional energy infrastructure and sustained disruption of flows through the Strait of
Hormuz, which would push oil prices and inflation higher;
–an abrupt repricing of risk assets given elevated valuations, particularly in the technology sector, eroding wealth effects and increasing credit risk;
–an intensification of protectionist policies which could reduce investment, disrupt international supply chains and lower trade flows;
–persistent tensions between the US and China, which could weigh on confidence and disrupt global goods trade and supply chains for critical technologies.
The consensus Downside scenario
In the consensus Downside scenario, conflict in the Middle East continues for longer than expected, oil prices rise and economic activity is weaker than in the Central scenario.
In the scenario, GDP growth is weaker than in the Central scenario and our major markets enter into recession where unemployment rises and financial asset prices fall. The scenario assumes a prolonged disruption to oil and gas flows through the Strait of Hormuz, leading to a drawdown in oil inventories and a further rise in oil prices.
Oil prices are expected to peak at around $135/bbl by the end of 2026, with flows through the Strait normalising during 2027. The energy price shock causes inflation to rise sharply, prompting central banks to raise policy rates.
The following table describes key macroeconomic variables in the consensus Downside scenario.

Consensus Downside scenario (3Q26–2Q31)
	UK		US		Hong Kong		Chinese mainland		France		UAE		Mexico
GDP level (%, start-to-trough)[1]	(0.5)	(4Q26)	(0.6)	(1Q27)	(2.6)	(2Q28)	(1.9)	(4Q26)	(0.6)	(1Q27)	(1.5)	(3Q26)	(1.0)	(3Q27)
Unemployment rate (%, max)[2]	6.6	(2Q27)	5.3	(1Q27)	4.7	(2Q27)	6.7	(2Q28)	8.8	(1Q27)	3.0	(4Q26)	3.4	(2Q27)
House price index (%, start-to-trough)[1]	(4.4)	(3Q27)	(3.1)	(3Q27)	0.1	(4Q26)	(6.2)	(4Q27)	0.2	(3Q26)	(6.6)	(4Q26)	0.5	(3Q26)
Inflation rate (YoY % change, max)[3]	4.4	(4Q26)	4.7	(4Q26)	2.7	(2Q27)	2.5	(1Q27)	3.1	(4Q26)	3.4	(3Q26)	5.9	(2Q27)
Central bank policy rate (%, max)[3]	4.4	(1Q27)	4.2	(4Q26)	4.6	(4Q26)	3.4	(2Q31)	2.9	(3Q27)	4.2	(4Q26)	9.3	(1Q27)

Consensus Downside scenario 2026–2030 (as at 4Q25)
	UK		US		Hong Kong		Chinese mainland		France		UAE		Mexico
GDP level (%, start-to-trough)[1]	(0.2)	(2Q27)	(0.8)	(3Q26)	(1.7)	(4Q27)	(1.7)	(3Q26)	(0.4)	(3Q26)	0.4	(1Q26)	(1.0)	(1Q27)
Unemployment rate (%, max)[2]	6.2	(4Q26)	5.3	(3Q26)	4.8	(4Q26)	6.8	(4Q27)	8.6	(3Q26)	3.2	(3Q27)	3.8	(3Q26)
House price index (%, start-to-trough)[1]	(4.1)	(1Q27)	(3.1)	(1Q27)	(3.8)	(1Q27)	(5.6)	(1Q27)	0.7	(1Q26)	(3.4)	(2Q26)	0.6	(1Q26)
Inflation rate (YoY % change, min)[3]	1.3	(3Q26)	3.4	(1Q26)	0.1	(4Q26)	(2.9)	(4Q26)	0.4	(4Q26)	0.5	(4Q26)	4.7	(1Q26)
Central bank policy rate (%, min)[3]	2.2	(3Q28)	4.6	(2Q26)	5.0	(2Q26)	1.5	(4Q26)	0.6	(1Q27)	4.6	(2Q26)	9.5	(2Q26)
1Cumulative change to the lowest level of the series during the 20-quarter projection.
2The highest projected unemployment rate in the scenario.
3Lowest/highest projected policy rate and year-on-year percentage change in inflation in the scenario. For the Chinese mainland, the policy rate shown is the Loan
Prime Rate.
Downside 2 scenario
The Downside 2 scenario reflects management’s view of the tail of the economic distribution. It incorporates the simultaneous crystallisation of a number of risks that lead to a deep global recession, including escalation of geopolitical risks and a more prolonged disruption to energy supply. In this scenario, oil prices are expected to peak at $170 per barrel, consistent with conflict escalation, inventory drawdown and substantial damage to Gulf energy infrastructure. Inflation rises sharply, asset prices fall and unemployment rises quickly.
The economic recovery paths in the Downside 2 scenario are based on how each market has typically recovered from past downturns, and are calibrated to capture both the expected duration of the recovery and the potential for longer-lasting economic effects.
The following table describes key macroeconomic variables in the
Downside 2 scenario.

Downside 2 scenario (3Q26–2Q31)
	UK		US		Hong Kong		Chinese mainland		France		UAE		Mexico
GDP level (%, start-to-trough)[1]	(8.4)	(1Q28)	(5.5)	(1Q28)	(9.9)	(2Q28)	(9.3)	(4Q27)	(8.0)	(4Q27)	(10.4)	(4Q27)	(10.4)	(4Q27)
Unemployment rate (%, max)[2]	10.1	(2Q28)	10.6	(4Q28)	7.0	(2Q27)	6.9	(2Q28)	10.5	(1Q28)	4.6	(1Q27)	5.2	(4Q27)
House price index (%, start-to-trough)[1]	(34.0)	(3Q28)	(17.4)	(3Q27)	(11.6)	(3Q29)	(25.3)	(2Q28)	(11.3)	(2Q28)	(46.9)	(3Q28)	0.5	(3Q26)
Inflation rate (YoY % change, max)[3]	6.6	(4Q26)	5.2	(4Q26)	3.7	(4Q26)	2.7	(4Q26)	4.2	(1Q27)	3.9	(3Q26)	5.8	(1Q27)
Central bank policy rate (%, max)[3]	4.7	(4Q26)	4.5	(4Q26)	4.8	(4Q26)	3.5	(4Q26)	3.1	(4Q26)	4.5	(4Q26)	9.5	(4Q26)

Downside 2 scenario 2026–2030 (as at 4Q25)
	UK		US		Hong Kong		Chinese mainland		France		UAE		Mexico
GDP level (%, start-to-trough)[1]	(5.3)	(2Q27)	(4.5)	(1Q27)	(9.3)	(3Q27)	(6.0)	(1Q27)	(6.2)	(2Q27)	(5.7)	(2Q27)	(10.0)	(1Q27)
Unemployment rate (%, max)[2]	8.9	(2Q27)	9.0	(1Q28)	7.0	(4Q26)	7.0	(4Q27)	10.7	(4Q27)	3.9	(3Q26)	5.2	(2Q27)
House price index (%, start-to-trough)[1]	(24.2)	(4Q27)	(17.1)	(4Q26)	(19.6)	(2Q29)	(23.1)	(4Q27)	(5.9)	(3Q27)	(30.5)	(1Q28)	0.6	(1Q26)
Inflation rate (YoY % change, min)[3]	(1.9)	(4Q26)	4.1	(2Q26)	(1.7)	(2Q27)	(6.5)	(4Q26)	(0.6)	(4Q26)	0.3	(4Q26)	4.8	(1Q26)
Central bank policy rate (%, min)[3]	1.4	(1Q27)	4.7	(2Q26)	5.0	(2Q26)	1.2	(2Q27)	0.1	(4Q26)	4.7	(2Q26)	9.9	(2Q26)
1Cumulative change to the lowest level of the series during the 20-quarter projection.
2The highest projected unemployment rate in the scenario.
3 Lowest/highest projected policy rate and year-on-year percentage change in inflation in the scenario. For the Chinese mainland, the policy rate shown is the Loan
Prime Rate.
Scenario weighting
Scenario weightings are set with reference to consensus forecast probability distributions. Management may subsequently vary weights where they assess that the calibration lags more recent events, or that it does not reflect their view of the distribution of economic, financial and geopolitical risks.
During the first quarter of 2026, the use of a fifth scenario, the
Downside 1, to capture the risks associated with conflict in the Middle
East, resulted in the reassignment of weight from the Upside and
Central scenarios. The Downside 1 received a weight of 30%, with the
Upside reduced from 10% to 5% and the Central from 75% to 50%.
The weights assigned to the standard downside scenarios remained unchanged. Although the Downside 1 scenario was discontinued in the second quarter of 2026, scenario weights were adjusted to reflect the higher assessed downside risk relating to the potential duration and impact of conflict in the Middle East.
In the second quarter of 2026, the consensus Upside scenario was assigned a weight of 5% for most of our major markets, down from
10% at 31 December 2025. Management considered the conflict was likely to have an enduring impact on confidence and therefore reduced the likelihood of the Upside scenario.
Although it was noted that the oil price assumption in the Central scenario remained uncertain, the risk was assessed to be adequately addressed in the downside scenarios, in which oil prices are assumed to rise. The weight assigned to the consensus Central scenario was aligned with the calibrated probability of 75%.
The risk of a longer duration conflict and higher oil prices was seen to be higher than implied by the consensus distribution. The weight applied to the consensus Downside scenario was therefore increased to 15% from 10% at 31 December 2025, while the Downside 2
scenario was left unchanged at 5%.
For the UAE, forecasts were assessed to be subject to greater uncertainty and both Central and outer scenario weights were adjusted.
The consensus Upside scenario was assigned a weight of 5%, the consensus Central 65%, the consensus Downside 25%, and the
Downside 2 was assigned 5%.
It was noted that dispersion in the consensus forecast for the UAE had widened significantly, and that the longer publication lag for official data made assessment of current conditions particularly challenging.
Management continued to monitor developments in the Middle East and their implications for economic forecasts, scenarios and weights after 30 June 2026. It was noted that forecasts had remained stable since the scenarios were created and that while the oil price was volatile, its development remained in line with the price assumption underpinning the Central scenario. Renewed hostilities were also seen to affirm the decision to re-weight scenarios in order to better capture the risk of a more prolonged conflict.
The following table describes the probabilities assigned in each scenario.

Scenario weightings, %
	Standard weights	UK	US	Hong Kong	Chinese mainland	France	UAE	Mexico
2Q26
Consensus Upside	10	5	5	5	5	5	5	5
Consensus Central	75	75	75	75	75	75	65	75
Consensus Downside	10	15	15	15	15	15	25	15
Downside 2	5	5	5	5	5	5	5	5

4Q25
Consensus Upside	10	10	10	10	10	10	10	10
Consensus Central	75	75	75	75	75	75	75	75
Consensus Downside	10	10	10	10	10	10	10	10
Downside 2	5	5	5	5	5	5	5	5
The following graphs show the historical and forecasted GDP growth rate for the various economic scenarios in our four largest markets.

Hong Kong
Note: Real GDP shown as year-on-year percentage change.

UK
Note: Real GDP shown as year-on-year percentage change.

Chinese mainland
Note: Real GDP shown as year-on-year percentage change.

US
Note: Real GDP shown as year-on-year percentage change.
Critical estimates and judgements
The IFRS 9 expected credit losses (‘ECL’) calculation involved significant judgements, assumptions and estimates. These included selecting and configuring economic scenarios amid changing economic conditions and risks and estimating their effects on ECL, especially when historical conditions were not fully captured by credit risk models.
How economic scenarios are reflected in ECL
calculations
The methodologies for the application of forward economic guidance into the calculation of ECL for wholesale and retail portfolios are set out on page 153 of the Annual Report and Accounts 2025 on Form 20-F.
Models are used to reflect economic scenarios in ECL estimates.
These models are based largely on historical observations and correlations with default.
Economic forecasts and ECL model responses to these forecasts are subject to a degree of uncertainty. The models continue to be supplemented by management judgemental adjustments where
required.
Management judgemental adjustments
Details regarding management judgemental adjustments in relation to ECL allowance are on page 153 of the Annual Report and Accounts 2025 on
Form 20-F.

Management judgemental adjustments to ECL[1]
	At 30 Jun 2026			At 31 Dec 2025
	Retail	Wholesale[2]	Total	Retail	Wholesale[2]	Total
	$bn	$bn	$bn	$bn	$bn	$bn
Modelled ECL (A)[3]	2.8	1.9	4.7	2.8	1.8	4.6
Banks, sovereigns, government entities and low-risk counterparties						0.0
Corporate lending adjustments		0.1	0.1		0.1	0.1
Other credit judgements	0.1		0.1	0.1		0.1
Total management judgemental adjustments (B)[4]	0.1	0.1	0.2	0.1	0.1	0.2
Other adjustments (C)[5]	0.0	0.1	0.1	(0.0)	0.1	0.1
Final ECL (A + B + C)[6]	2.9	2.1	5.0	2.9	2.0	4.9
1Management judgemental adjustments presented in the table reflect increases or (decreases) in allowance for ECL, respectively.
2The wholesale portfolio corresponds to adjustments to the performing portfolio (stage 1 and stage 2).
3(A) refers to probability-weighted allowance for ECL before any adjustments are applied.
4(B) refers to adjustments that are applied where management believes allowance for ECL does not sufficiently reflect the credit risk/expected credit losses of any given portfolio at the reporting date. These can relate to risks or uncertainties that are not reflected in the model, and/or to any late-breaking events.
5(C) refers to adjustments to allowance for ECL made to address process limitations, data/model deficiencies, and can also include, where appropriate, the impact of new models where governance has sufficiently progressed to allow an accurate estimate of ECL allowance to be incorporated into the total reported ECL. At
30 June 2026 a qualitative industry sector framework adjustment increased the wholesale portfolio allowance for ECL by $0.1bn.
6As presented within our internal credit risk governance (see page 140 of the Annual Report and Accounts 2025 on Form 20-F).
In the wholesale portfolio, management judgemental adjustments were an increase to the modelled allowance for ECL of $0.1bn (31 December
2025: $0.1bn increase), due to economic and geopolitical concerns, and potential lagged impacts. This was reflected in specific sectors and geographies. Compared with 31 December 2025, management
judgemental adjustments were stable.
In the retail portfolio, management judgemental adjustments were an increase to the modelled allowance for ECL of $0.1bn at 30 June 2026
(31 December 2025: $0.1bn increase). ‘Other credit judgements’
remained stable compared with 31 December 2025, with market-
specific uncertainties across a number of geographies not individually significant.
Economic scenarios sensitivity analysis of
ECL estimates
Management considered the sensitivity of the ECL outcome against the economic forecasts as part of the ECL governance process by recalculating the allowance for ECL under each scenario described above for selected portfolios, applying a 100% weighting to each scenario in turn. The weighting is reflected in both the determination of a significant increase in credit risk and the measurement of the resulting allowances.
The allowance for ECL calculated for the Upside and Downside scenarios should not be taken to represent the upper and lower limits of possible ECL outcomes. The impact of defaults that might occur in the future under different economic scenarios is captured by recalculating allowances for loans at the balance sheet date.
There is a particularly high degree of estimation uncertainty in numbers representing tail risk scenarios when assigned a 100% weighting.
For wholesale credit risk exposures, the sensitivity analysis excludes allowance for ECL and financial instruments related to defaulted (stage
3) obligors. The measurement of stage 3 ECL is relatively more sensitive to credit factors specific to the obligor than future economic scenarios, and therefore the effects of macroeconomic factors are not necessarily the key consideration when performing individual assessments of allowances for obligors in default. Loans to defaulted obligors are a small portion of the overall wholesale lending exposure, even if representing the majority of the allowance for ECL. Due to the range and specificity of the credit factors to which the ECL is sensitive, it is not possible to provide a meaningful alternative sensitivity analysis for a consistent set of risks across all defaulted obligors.
For retail mortgage exposures the sensitivity analysis includes allowance for ECL for defaulted obligors of loans and advances. This is because the retail ECL for secured mortgage portfolios, including loans in all stages, is sensitive to macroeconomic variables.
Wholesale and retail ECL sensitivity
The wholesale and retail sensitivity tables present the 100%-weighted results for each of the four scenarios. These exclude portfolios held by the insurance business, private banking and small portfolios, and as such cannot be directly compared with personal and wholesale lending presented in other credit risk tables. In both the wholesale and retail analysis, the comparative period results for the Downside 2 scenario are also not directly comparable with the current period, because they reflect different risks relative to the consensus scenarios for the period end.
The wholesale and retail sensitivity analysis is stated inclusive of management judgemental adjustments, as appropriate to each
scenario.
For both the retail and wholesale portfolios, the gross carrying amount of financial instruments is the same under each scenario. For exposures with similar risk profiles and product characteristics, the sensitivity impact is therefore largely the result of changes in macroeconomic assumptions.
Wholesale analysis
At 30 June 2026, the highest level of 100% scenario-weighted ECL was observed in the UK and Hong Kong. This higher ECL impact was largely driven by significant exposure in these regions compared with other regions. In the wholesale portfolio, off-balance sheet financial instruments have a lower likelihood to be fully converted to a funded exposure at the point of default, and consequently the ECL sensitivity impact is lower in relation to its nominal amount when compared with an on-balance sheet exposure with a similar risk profile.
The Downside 2 ECL increased by $1.7bn compared with
31 December 2025. The 30 June 2026 Downside 2 scenario reflects a refreshed calibration of credit risks under a higher interest rate environment, with the biggest changes in the UK, Hong Kong and the
UAE. Furthermore, since 31 December 2025, the range of scenarios has widened due to an energy-driven supply shock, with oil prices rising sharply following a major escalation of the conflict in the Middle East. In the recalibrated scenario, the supply shock proves particularly damaging to the UK, Hong Kong and the UAE and drives a deeper economic recession, higher unemployment and a sharper drop in house prices.

Wholesale IFRS 9 ECL sensitivity to future economic conditions[1,2,3]
By geography at 30 Jun 2026[5]	Reported Gross carrying amount[4]	Reported allowance for ECL	Consensus Central scenario allowance for ECL	Consensus Upside scenario allowance for ECL	Consensus Downside scenario allowance for ECL	Downside 2 scenario allowance for ECL
	$m	$m	$m	$m	$m	$m
UK	463,607	681	621	527	796	1,657
US	216,936	165	144	112	214	610
Hong Kong	507,393	508	430	295	710	1,513
Chinese mainland	134,513	181	152	103	259	531
Mexico	39,710	59	54	41	68	124
UAE	67,950	120	91	85	172	356
France	197,768	120	112	95	140	245
Other geographies[6]	492,137	272	202	132	406	1,178
Total	2,120,017	2,105	1,807	1,390	2,764	6,214
of which:
Stage 1	1,978,717	799	656	474	968	1,233
Stage 2	141,299	1,307	1,151	916	1,797	4,981

By geography at 31 Dec 2025[5]
UK	465,228	598	571	513	680	1,119
US	208,425	210	194	166	264	563
Hong Kong	472,454	439	401	305	570	1,143
Chinese mainland	133,814	188	176	137	256	397
Mexico	38,076	62	58	47	76	202
UAE	62,827	52	51	47	56	82
France	196,137	121	117	103	139	188
Other geographies[6]	487,987	234	208	158	358	790
Total	2,064,949	1,905	1,778	1,477	2,399	4,485
of which:
Stage 1	1,940,746	690	638	522	830	971
Stage 2	124,203	1,214	1,139	955	1,569	3,514
1Allowance for ECL sensitivity includes off-balance sheet financial instruments. These are subject to significant measurement uncertainty.
2Includes low credit-risk financial instruments such as debt instruments at FVOCI, which have high carrying amounts but low ECL under all the above scenarios.
3Excludes defaulted obligors. For a detailed breakdown of performing and non-performing wholesale portfolio exposures, see page 63.
4Staging refers only to probability-weighted/reported gross carrying amount. Stage allocation of gross exposures varies by scenario, with higher allocation to stage 2 under the Downside 2 scenario.
5Geographies include all legal entities which share a common set of macroeconomic scenarios for the majority of exposures.
6Includes small portfolios that use less complex modelling approaches and are not sensitive to macroeconomic changes.
Retail analysis
At 30 June 2026, the most significant level of allowance for ECL sensitivity was observed in the UK, Mexico and Hong Kong. Mortgages reflected the lowest level of allowance for ECL sensitivity across most markets given the significant levels of collateral relative to the exposure values. Credit cards and other unsecured lending across stages 1 and 2 are more sensitive to economic forecasts and therefore reflected the highest level of allowance for ECL sensitivity during the first half of
2026.
Downside 2 ECL increased by $0.2bn compared with 31 December
2025, primarily in UK unsecured portfolios, reflecting deterioration in the macroeconomic outlook.

Retail IFRS 9 ECL sensitivity to future economic conditions[1]
	At 30 Jun 2026						At 31 Dec 2025
By geography	Reported gross carrying amount	Reported allowance for ECL	Consensus Central scenario allowance for ECL	Consensus Upside scenario allowance for ECL	Consensus Downside scenario allowance for ECL	Downside 2 scenario allowance for ECL	Reported gross carrying amount	Reported allowance for ECL	Consensus Central scenario allowance for ECL	Consensus Upside scenario allowance for ECL	Consensus Downside scenario allowance for ECL	Downside 2 scenario allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
UK
Mortgages	184,494	113	106	95	121	244	183,128	132	124	117	138	274
Credit cards	8,307	407	401	380	413	507	8,317	356	354	338	355	419
Other	9,706	293	282	257	306	463	9,513	265	261	238	276	370
Mexico
Mortgages	8,528	211	207	200	214	251	8,430	190	188	180	193	237
Credit cards	2,136	368	364	359	368	493	2,322	407	403	398	409	514
Other	3,290	411	411	408	414	565	3,727	437	437	435	442	589
Hong Kong
Mortgages	107,792	2	2	2	3	5	106,736	5	4	3	6	13
Credit cards	9,863	299	291	286	309	467	9,739	313	306	300	324	496
Other	6,269	146	146	142	148	169	6,085	146	137	136	144	173
UAE
Mortgages	2,436	12	11	11	12	22	2,306	6	6	6	6	7
Credit cards	557	55	50	49	63	89	591	39	39	38	40	46
Other	556	17	16	15	19	24	620	12	11	11	12	13
US
Mortgages	15,368	5	5	4	5	8	17,797	4	4	4	5	8
Credit cards	178	15	15	15	15	18	187	14	14	14	14	16
Other geographies
Mortgages	57,204	105	100	96	114	184	56,067	109	106	102	114	175
Credit cards	3,659	169	167	163	170	203	3,834	175	174	173	179	202
Other	2,299	79	78	78	80	91	2,313	78	78	77	78	85
Total	422,642	2,707	2,652	2,560	2,774	3,803	421,712	2,688	2,646	2,570	2,735	3,637
of which: mortgages	375,822	448	431	408	469	714	374,464	446	432	412	462	714
Stage 1	356,882	58	53	46	64	161	353,960	54	53	50	61	161
Stage 2	16,432	105	98	90	114	221	18,056	106	97	88	108	216
Stage 3	2,508	285	280	272	291	332	2,448	286	282	274	293	337
of which: credit cards	24,700	1,313	1,288	1,252	1,338	1,777	24,990	1,304	1,290	1,261	1,321	1,693
Stage 1	20,858	365	355	340	377	624	21,258	353	347	335	366	553
Stage 2	3,557	724	709	688	737	919	3,450	731	723	706	735	913
Stage 3	285	224	224	224	224	234	282	220	220	220	220	227
of which: others	22,120	946	933	900	967	1,312	22,258	938	924	897	952	1,230
Stage 1	19,136	256	250	233	267	495	19,494	253	249	233	265	444
Stage 2	2,378	411	404	388	421	525	2,177	403	393	382	405	494
Stage 3	606	279	279	279	279	292	587	282	282	282	282	292
1Allowance for ECL sensitivities includes defaulted obligors and excludes portfolios utilising less complex modelling approaches.
The ECL impact of the scenarios and management judgemental
adjustments are highly sensitive to movements in economic forecasts.
Based upon the sensitivity tables presented above, if the Group ECL balance (excluding wholesale stage 3, which is assessed individually)
was estimated solely on the basis of the Central scenario, Upside scenario, Downside scenario or the Downside 2 scenario at 30 June
2026, it would increase/(decrease) as presented in the below table.

	Retail[1]	Wholesale[1]
Total Group ECL at 30 Jun 2026	$bn	$bn
Reported ECL	2.7	2.1
Scenarios
100% consensus Central scenario	(0.1)	(0.3)
100% consensus Upside scenario	(0.1)	(0.7)
100% consensus Downside scenario	0.1	0.7
100% Downside 2 scenario	1.1	4.1

Total Group ECL at 31 Dec 2025
Reported ECL	2.7	1.9
Scenarios
100% consensus Central scenario	(0.0)	0.0
100% consensus Upside scenario	(0.1)	(0.3)
100% consensus Downside scenario	0.0	0.6
100% Downside 2 scenario	0.9	2.7
1On the same basis as retail and wholesale sensitivity analysis.
At 30 June 2026, the Group allowance for reported ECL increased in the wholesale portfolio by $0.2bn and remained stable in the retail portfolio, compared with 31 December 2025.
In the retail portfolio the allowance for ECL under the 100% consensus
Downside and Downside 2 scenarios reflected an increase, which was primarily in the UK unsecured portfolios reflecting deterioration in the macroeconomic outlook, compared with 31 December 2025.
In the wholesale portfolio the allowance for reported ECL increased by
$0.2bn versus 31 December 2025, driven by heightened global
macroeconomic risks.
The ECL sensitivity to the 100% consensus Downside and Downside 2 scenarios rose to $0.7bn and $4.1bn respectively. The movement is concentrated in the more severe Downside 2 scenario, where a sustained oil price shock feeds through to elevated policy rates, a deeper contraction and weaker collateral values, with the UK, Hong
Kong and the UAE most exposed.
Reconciliation of changes in gross
carrying/nominal amount and
allowances for loans and advances to
banks and customers
The following disclosure provides a reconciliation by stage of the
Group’s gross carrying/nominal amount and allowances for loans and advances to banks and customers, including loan commitments and financial guarantees. Movements are calculated on a quarterly basis and therefore fully capture stage movements between quarters. If movements were calculated on a year-to-date basis they would only reflect the opening and closing position of the financial instrument.
The transfers of financial instruments represent the impact of stage transfers upon the gross carrying/nominal amount and associated allowance for ECL.
The net remeasurement of ECL arising from stage transfers represents the increase or decrease due to these transfers, for example, moving from a 12-month (stage 1) to a lifetime (stage 2) ECL measurement basis. Net remeasurement excludes the underlying customer risk rating
(‘CRR’)/PD movements of the financial instruments transferring stage.
This is captured, along with other credit quality movements in the
‘changes in risk parameters – credit quality’ line item.
Changes in ‘Net new and further lending/repayments’ represents the impact from volume movements within the Group’s lending portfolio and includes new financial assets originated or purchased, further lending and repayments (including final repayments)

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees

	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2026	1,611,996	(1,362)	102,889	(2,434)	25,234	(7,193)	337	(76)	1,740,456	(11,065)
Transfers of financial instruments:	(29,667)	(335)	25,690	716	3,977	(381)	—	—	—	—
– transfers from stage 1 to stage 2	(68,168)	205	68,168	(205)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	39,640	(515)	(39,640)	515	—	—	—	—	—	—
– transfers to stage 3	(1,495)	7	(3,335)	500	4,830	(507)	—	—	—	—
– transfers from stage 3	356	(32)	497	(94)	(853)	126	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	290	—	(307)	—	(58)	—	—	—	(75)
Changes due to modifications not derecognised	—	—	—	—	(8)	2	—	—	(8)	2
Net new and further lending/ repayments	89,882	(99)	(19,543)	317	(2,488)	531	2	5	67,853	754
Changes to risk parameters – credit quality	—	30	—	(781)	—	(2,344)	—	(4)	—	(3,099)
Changes to models used for ECL calculation	—	3	—	(33)	—	6	—	—	—	(24)
Assets written off	—	—	—	—	(1,462)	1,462	—	—	(1,462)	1,462
Credit-related modifications that resulted in derecognition	—	—	—	—	—	—	—	—	—	—
Foreign exchange and others[1]	(16,975)	17	(1,057)	8	(47)	(185)	1	(1)	(18,078)	(161)
At 30 Jun 2026	1,655,236	(1,456)	107,979	(2,514)	25,206	(8,160)	340	(76)	1,788,761	(12,206)
ECL income statement change for the period		224		(804)		(1,863)		1		(2,442)
Recoveries										196
Others										(138)
Total ECL income statement change for the period										(2,384)
1Total includes $4.7bn of gross carrying loans and advances to customers and banks, which were classified to assets held for sale, and a corresponding allowance for ECL of $52m, reflecting planned business disposals as disclosed in Note 15 on page 100.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (continued)
	At 30 Jun 2026		6 months ended 30 Jun 2026
	Gross carrying/ nominal amount	Allowance for ECL	ECL release/ (charge)
	$m	$m	$m
As above	1,788,761	(12,206)	(2,384)
Other financial assets measured at amortised cost	965,830	(157)	(24)
Non-trading reverse purchase agreement commitments	152,925	—	—
Performance and other guarantees not considered for IFRS 9	—	—	54
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied – by business segment/Summary consolidated income statement	2,907,516	(12,363)	(2,354)
Debt instruments measured at FVOCI	386,831	(29)	1
Total allowance for ECL/total income statement ECL change for the period	n/a	(12,392)	(2,353)

	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2025	1,489,687	(1,232)	115,898	(2,674)	23,823	(6,148)	93	(51)	1,629,501	(10,105)
Transfers of financial instruments:	(28,196)	(931)	18,327	2,101	9,869	(1,170)	—	—	—	—
– transfers from stage 1 to stage 2	(134,309)	368	134,309	(368)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	107,223	(1,233)	(107,223)	1,233	—	—	—	—	—	—
– transfers to stage 3	(1,873)	15	(10,260)	1,434	12,133	(1,449)	—	—	—	—
– transfers from stage 3	763	(81)	1,501	(198)	(2,264)	279	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	664	—	(604)	—	(58)	—	—	—	2
Changes due to modifications not derecognised	—	—	—	—	—	—	—	—	—	—
Net new and further lending/repayments	107,733	(178)	(35,843)	614	(6,060)	768	238	2	66,068	1,206
Changes to risk parameters – credit quality	—	390	—	(1,991)	—	(3,737)	—	(24)	—	(5,362)
Changes to models used for ECL calculation	—	(59)	—	272	—	(16)	—	—	—	197
Assets written off	—	—	—	—	(3,569)	3,569	—	—	(3,569)	3,569
Credit-related modifications that resulted in derecognition	—	—	—	—	(88)	9	—	—	(88)	9
Foreign exchange and others[1,2]	42,772	(16)	4,507	(152)	1,259	(410)	6	(3)	48,544	(581)
At 31 Dec 2025	1,611,996	(1,362)	102,889	(2,434)	25,234	(7,193)	337	(76)	1,740,456	(11,065)
ECL income statement change for the period		817		(1,709)		(3,043)		(22)		(3,957)
Recoveries										320
Other										(248)
Total ECL income statement change for the period[2]										(3,885)
1Total includes $6.0bn of gross carrying loans and advances to customers and banks, which were classified to assets held for sale, and a corresponding allowance for ECL of $27m, including business disposals as disclosed in Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 355 of the
Annual Report and Accounts 2025 on Form 20-F.
2This includes $7.2bn of gross carrying loans and advances to customers and corresponding allowance for ECL of $7m in relation to disposal of our retained portfolio of home and other retail loans in France, as disclosed in Note 23 on page 355 of the Annual Report and Accounts 2025 on Form 20-F.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (continued)
	At 31 Dec 2025		12 months ended 31 Dec 2025
	Gross carrying/ nominal amount	Allowance for ECL	ECL charge
	$m	$m	$m
As above	1,740,456	(11,065)	(3,885)
Other financial assets measured at amortised cost	890,326	(129)	(29)
Non-trading reverse purchase agreement commitments	75,372	—	—
Performance and other guarantees not considered for IFRS 9	—	—	46
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied – by business segment/Summary consolidated income statement	2,706,154	(11,194)	(3,868)
Debt instruments measured at FVOCI	383,568	(30)	18
Total allowance for ECL/total income statement ECL change for the period	n/a	(11,224)	(3,850)
Credit quality of financial instruments
We assess the credit quality of all financial instruments that are subject to credit risk. The credit quality of financial instruments is a point-in-time assessment of PD, whereas stages 1 and 2 are determined based on relative deterioration of credit quality since initial recognition.
Accordingly, for non-credit-impaired financial instruments, there is no direct relationship between the credit quality assessment and stages 1 and 2, though typically the lower credit quality bands exhibit a higher proportion in stage 2.
The five credit quality classifications each encompass a range of granular internal credit rating grades assigned to wholesale and personal lending businesses and the external ratings attributed by external agencies to debt securities, as shown in the following table.
Personal lending credit quality is disclosed based on a 12-month point-
in-time PD adjusted for multiple economic scenarios. The credit quality classifications for wholesale lending are based on internal credit risk ratings.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation
	At 30 Jun 2026								At 31 Dec 2025
	Gross carrying/nominal amount						Allowance for ECL	Net	Gross carrying/nominal amount						Allowance for ECL	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total			Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	563,194	224,358	200,344	21,803	24,147	1,033,846	(11,741)	1,022,105	545,487	215,781	191,839	21,455	24,529	999,091	(10,692)	988,399
– stage 1	554,004	203,968	160,189	5,688	—	923,849	(1,282)	922,567	540,253	194,680	152,578	5,922	—	893,433	(1,201)	892,232
– stage 2	9,190	20,390	39,962	16,115	—	85,657	(2,397)	83,260	5,234	21,101	39,068	15,533	—	80,936	(2,318)	78,618
– stage 3	—	—	—	—	24,004	24,004	(7,986)	16,018	—	—	—	—	24,389	24,389	(7,097)	17,292
– POCI	—	—	193	—	143	336	(76)	260	—	—	193	—	140	333	(76)	257
Loans and advances to banks at amortised cost	99,313	5,991	5,162	72	1	110,539	(10)	110,529	97,524	6,222	4,613	109	1	108,469	(7)	108,462
– stage 1	99,183	5,972	5,033	70	—	110,258	(7)	110,251	97,426	6,215	4,608	87	—	108,336	(4)	108,332
– stage 2	130	19	129	2	—	280	(2)	278	98	7	5	22	—	132	(2)	130
– stage 3	—	—	—	—	1	1	(1)	—	—	—	—	—	1	1	(1)	—
– POCI	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	836,063	93,151	35,959	389	268	965,830	(157)	965,673	746,697	94,241	48,865	339	184	890,326	(129)	890,197
– stage 1	835,833	92,403	35,200	272	—	963,708	(93)	963,615	746,536	93,759	48,121	75	—	888,491	(76)	888,415
– stage 2	230	748	759	117	—	1,854	(19)	1,835	161	482	744	264	—	1,651	(11)	1,640
– stage 3	—	—	—	—	262	262	(45)	217	—	—	—	—	184	184	(42)	142
– POCI	—	—	—	—	6	6	—	6	—	—	—	—	—	—	—	—
Loan and other credit- related commitments	499,711	168,705	100,155	8,898	948	778,417	(367)	778,050	441,740	146,923	91,400	10,073	656	690,792	(315)	690,477
– stage 1	496,331	164,590	91,296	4,970	—	757,187	(157)	757,030	437,973	143,849	82,145	5,681	—	669,648	(149)	669,499
– stage 2	3,380	4,115	8,859	3,928	—	20,282	(103)	20,179	3,767	3,074	9,255	4,392	—	20,488	(97)	20,391
– stage 3	—	—	—	—	944	944	(107)	837	—	—	—	—	652	652	(69)	583
– POCI	—	—	—	—	4	4	—	4	—	—	—	—	4	4	—	4
Financial guarantees	8,444	3,931	5,668	584	257	18,884	(88)	18,796	7,436	4,145	5,144	559	192	17,476	(51)	17,425
– stage 1	8,386	3,785	4,514	140	—	16,825	(10)	16,815	7,430	4,040	4,351	92	—	15,913	(8)	15,905
– stage 2	58	146	1,154	444	—	1,802	(12)	1,790	6	105	793	467	—	1,371	(17)	1,354
– stage 3	—	—	—	—	257	257	(66)	191	—	—	—	—	192	192	(26)	166
– POCI	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total	2,006,725	496,136	347,288	31,746	25,621	2,907,516	(12,363)	2,895,153	1,838,884	467,312	341,861	32,535	25,562	2,706,154	(11,194)	2,694,960
Debt instruments at FVOCI[1]
– stage 1	378,772	5,839	6,085	64	—	390,760	(27)	390,733	375,894	2,592	7,015	3	—	385,504	(28)	385,476
– stage 2	55	8	449	142	—	654	(2)	652	56	—	557	283	—	896	(2)	894
– stage 3	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total	378,827	5,847	6,534	206	—	391,414	(29)	391,385	375,950	2,592	7,572	286	—	386,400	(30)	386,370
1For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset, before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI will not reconcile to the balance sheet as it excludes fair value gains and losses.
Own funds

Own funds disclosure
		30 Jun 2026	31 Dec 2025
Ref*		$m	$m
6	Common equity tier 1 capital before regulatory adjustments	167,958	172,987
28	Total regulatory adjustments to common equity tier 1	(40,266)	(40,394)
29	Common equity tier 1 capital	127,692	132,593
36	Additional tier 1 capital before regulatory adjustments	23,722	20,874
43	Total regulatory adjustments to additional tier 1 capital	(70)	(70)
44	Additional tier 1 capital	23,652	20,804
45	Tier 1 capital	151,344	153,397
51	Tier 2 capital before regulatory adjustments	29,142	30,167
57	Total regulatory adjustments to tier 2 capital	(1,710)	(1,193)
58	Tier 2 capital	27,432	28,974
59	Total capital	178,776	182,371
	Capital ratios	%	%
61	Common equity tier 1 ratio	14.1	14.9
62	Tier 1 ratio	16.7	17.3
63	Total capital ratio	19.7	20.5
*These are references to lines prescribed in the Pillar 3 ‘Own funds disclosure’ template.

Non-trading VaR, 99% 10 day
	Interest rate	Credit spread	Portfolio diversification[1]	Total[2]
	$m	$m	$m	$m
Half-year to 30 Jun 2026	427.3	144.9	(92.6)	479.5
Average	464.8	148.1	(106.3)	506.6
Maximum	518.7	155.8		581.0
Minimum	415.8	141.5		449.1

Half-year to 30 Jun 2025	446.6	217.5	(118.8)	545.3
Average	455.4	207.1	(126.7)	535.8
Maximum	575.3	240.0		617.5
Minimum	378.9	181.3		458.0

Half year to 31 Dec 2025	499.6	149.6	(102.5)	546.6
Average	474.6	175.1	(105.4)	544.4
Maximum	525.2	254.6		588.4
Minimum	419.8	93.9		482.7
1Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types – such as interest rate and credit spreads – together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum and minimum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for these measures.
2The total VaR is non-additive across risk types due to diversification effects.

Trading VaR, 99% 1 day
	Foreign exchange and commodity	Interest rate	Equity	Credit spread	Portfolio diversification[1]	Total[2]
	$m	$m	$m	$m	$m	$m
Half-year to 30 Jun 2026	10.9	28.3	22.8	8.6	(20.6)	50.0
Average	17.0	26.5	17.1	10.0	(27.9)	42.7
Maximum	31.2	36.7	22.8	16.1		58.4
Minimum	10.9	18.2	14.0	6.2		31.5

Half-year to 30 Jun 2025	11.2	20.5	18.2	13.1	(28.3)	34.6
Average	14.7	31.4	15.6	11.3	(34.3)	38.8
Maximum	26.9	54.9	20.9	17.9		57.1
Minimum	7.0	18.7	12.3	6.4		27.3

Half-year to 31 Dec 2025	13.9	18.9	17.1	8.5	(19.5)	38.9
Average	12.6	23.9	17.0	9.0	(24.1)	38.3
Maximum	21.7	32.1	24.6	15.4		50.3
Minimum	6.2	17.1	13.5	6.4		32.3
1See page 75 for our definition of portfolio diversification.
2The total VaR is non-additive across risk types due to diversification effects.

Balance sheet of insurance manufacturing subsidiaries by type of contract
	Life direct participating and investment DPF contracts	Life other contracts	Other contracts	Shareholder assets and liabilities	Total
	$m	$m	$m	$m	$m
Financial assets	115,233	5,704	5,538	5,984	132,459
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	109,463	5,350	4,217	58	119,088
– derivatives	126	12	4	4	146
– financial investments – at amortised cost	579	122	1,002	4,165	5,868
– financial assets at fair value through other comprehensive income	—	—	6	187	193
– other financial assets	5,065	220	309	1,570	7,164
Insurance contract assets	—	92	—	—	92
Reinsurance contract assets	—	8,302	—	—	8,302
Assets held for sale[1]	10,832	329	196	221	11,578
Other assets and investment properties	1,740	64	37	2,910	4,751
Total assets at 30 Jun 2026	127,805	14,491	5,771	9,115	157,182
Liabilities under investment contracts designated at fair value	—	—	5,113	—	5,113
Insurance contract liabilities	123,261	5,298	—	—	128,559
Reinsurance contract liabilities	—	343	—	—	343
Liabilities of disposal groups held for sale[1]	10,340	476	—	456	11,272
Other liabilities	—	—	—	5,609	5,609
Total liabilities	133,601	6,117	5,113	6,065	150,896
Total equity	—	—	—	6,286	6,286
Total liabilities and equity at 30 Jun 2026	133,601	6,117	5,113	12,351	157,182

Financial assets	111,078	5,277	5,672	5,405	127,432
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	106,705	4,984	4,337	579	116,605
– derivatives	136	8	—	—	144
– financial investments – at amortised cost	609	115	1,010	3,654	5,388
– financial assets at fair value through other comprehensive income	—	—	3	214	217
– other financial assets	3,628	170	322	958	5,078
Insurance contract assets	12	98	—	—	110
Reinsurance contract assets	—	5,948	—	—	5,948
Assets held for sale[1]	4,748	258	1,347	271	6,624
Other assets and investment properties	1,785	118	45	2,696	4,644
Total assets at 31 Dec 2025	117,623	11,699	7,064	8,372	144,758
Liabilities under investment contracts designated at fair value	—	—	5,288	—	5,288
Insurance contract liabilities	117,107	4,761	—	—	121,868
Reinsurance contract liabilities	—	680	—	—	680
Liabilities of disposal groups held for sale[1]	4,734	234	—	1,418	6,386
Other liabilities	—	—	—	3,821	3,821
Total liabilities	121,841	5,675	5,288	5,239	138,043
Total equity	—	—	—	6,715	6,715
Total liabilities and equity at 31 Dec 2025	121,841	5,675	5,288	11,954	144,758
1HSBC Life (Singapore) Pte. Ltd. and HSBC Life Assurance (Malta) Ltd. are classified as held for sale at 30 June 2026. HSBC Life (UK) Limited was classified as held for sale at 31 December 2025.
ÑFurther details are provided on page 100.